UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D/A

Amendment No. 1

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: January 19, 2017 to February 17, 2017

Commission File Number of issuing entity: 333-167764-02

Central Index Key Number of issuing entity: 0001541451

Morgan Stanley Capital I Trust 2012-C4

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-167764

Central Index Key Number of depositor: 0001547361

Morgan Stanley Capital I Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541557

Morgan Stanley Mortgage Capital Holdings LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001102113

Bank of America, National Association

(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3867653
38-3867654
38-3867655
38-7033106

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑S			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On March 3, 2017 a revision was made to the February 17, 2017 distribution which was made to holders of the certificates issued by Morgan Stanley Capital I Trust 2012-C4. The distribution report was subsequently revised to include updated realized loss information provided by the special servicer and corresponding payment information with respect to Classes A-3 and H.

The revised distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Morgan Stanley Capital I Trust 2012-C4 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on February 17, 2017

Number of Delinquencies 30+ Days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
0	N/A	1	$8,585,974.71

No assets securitized by Bank of America, National Association or Morgan Stanley Mortgage Capital Holdings LLC (each a "Securitizer") and held by Morgan Stanley Capital I Trust 2012-C4 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from January 19, 2017 to February 17, 2017.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on February 14, 2017. The CIK number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on February 7, 2017. The CIK number of Bank of America, National Association is 0001102113.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Shoppes at Buckland Hills mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Capital I Trust 2012-C4. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $9,604,709.30 a year-to-date figure for the period of January 1, 2016 through September 30, 2016.

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D/A:
(99.1)	Amended monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2012-C4, relating to the February 17, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.

(Depositor)

/s/ Jane Lam

Jane Lam, Vice President

Date: March 7, 2017

EXHIBIT INDEX

Exhibit Number                                                   Description

EX‑99.1                                                 Amended monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2012-C4, relating to the February 17, 2017 distribution.